Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of year	$ 1,874,387	$ 2,917,369
(Loss) /Profit for deferred taxes recognized in total comprehensive income (*)	(423,630)	1,042,982
Other tax effects	(43,439)
Net deferred tax liabilities at fiscal year end	$ 2,341,456	$ 1,874,387